John Hancock

ESG Large Cap Core Fund

Quarterly portfolio holdings 7/31/19

Fund’s investments

As of 7-31-19 (unaudited)

	Shares	Value
Common stocks 98.8%		$61,204,451
(Cost $49,432,061)

Communication services 9.3%		5,753,390

Diversified telecommunication services 2.3%
Verizon Communications, Inc.	26,116	1,443,431
Interactive media and services 6.1%
Alphabet, Inc., Class A (A)	2,169	2,642,276
Facebook, Inc., Class A (A)	5,923	1,150,424
Media 0.9%
Omnicom Group, Inc.	6,448	517,259

Consumer discretionary 10.4%		6,417,966

Hotels, restaurants and leisure 1.1%
Starbucks Corp.	7,333	694,362
Internet and direct marketing retail 0.9%
Booking Holdings, Inc. (A)	301	567,870
Multiline retail 1.7%
Target Corp.	12,089	1,044,490
Specialty retail 4.8%
The Home Depot, Inc.	4,701	1,004,557
The TJX Companies, Inc.	25,082	1,368,474
Tractor Supply Company	5,509	599,434
Textiles, apparel and luxury goods 1.9%
NIKE, Inc., Class B	13,237	1,138,779

Consumer staples 8.4%		5,229,389

Food and staples retailing 3.0%
Costco Wholesale Corp.	4,250	1,171,428
Sysco Corp.	10,342	709,151
Food products 2.1%
General Mills, Inc.	11,977	636,098
McCormick & Company, Inc.	4,061	643,831
Household products 1.5%
The Procter & Gamble Company	7,916	934,405
Personal products 1.8%
Unilever NV, NY Shares	19,648	1,134,476

Energy 3.5%		2,150,784

Oil, gas and consumable fuels 3.5%
EOG Resources, Inc.	5,659	485,825
Marathon Oil Corp.	38,469	541,259
Marathon Petroleum Corp.	8,198	462,285
ONEOK, Inc.	9,438	661,415

Financials 12.2%		7,560,660

Banks 6.6%
Bank of America Corp.	52,664	1,615,732
First Republic Bank	4,455	442,649
KeyCorp	39,052	717,385
The PNC Financial Services Group, Inc.	9,157	1,308,535
Capital markets 1.1%
The Bank of New York Mellon Corp.	14,478	679,308

2	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 4.5%
Aflac, Inc.	16,771	$882,825
Lincoln National Corp.	9,213	601,977
The Travelers Companies, Inc.	8,950	1,312,249

Health care 15.4%		9,540,998

Biotechnology 1.9%
Celgene Corp. (A)	8,931	820,402
Gilead Sciences, Inc.	5,170	338,738
Health care equipment and supplies 3.8%
Baxter International, Inc.	12,935	1,086,152
Becton, Dickinson and Company	2,238	565,766
Medtronic PLC	6,750	688,095
Health care providers and services 3.5%
Cigna Corp.	6,111	1,038,381
CVS Health Corp.	11,582	647,086
Quest Diagnostics, Inc.	4,775	487,432
Life sciences tools and services 2.6%
Illumina, Inc. (A)	1,917	573,911
IQVIA Holdings, Inc. (A)	6,580	1,047,339
Pharmaceuticals 3.6%
Johnson & Johnson	8,573	1,116,376
Merck & Company, Inc.	13,632	1,131,320

Industrials 9.0%		5,579,333

Air freight and logistics 0.8%
United Parcel Service, Inc., Class B	3,948	471,668
Commercial services and supplies 1.1%
Waste Management, Inc.	6,073	710,541
Electrical equipment 1.6%
Eaton Corp. PLC	7,145	587,248
Rockwell Automation, Inc.	2,545	409,185
Industrial conglomerates 0.7%
3M Company	2,413	421,599
Machinery 2.2%
Ingersoll-Rand PLC	6,429	795,010
Xylem, Inc.	7,502	602,336
Professional services 1.6%
Verisk Analytics, Inc.	6,429	975,408
Road and rail 1.0%
J.B. Hunt Transport Services, Inc.	5,923	606,338

Information technology 21.9%		13,593,145

Communications equipment 2.2%
Cisco Systems, Inc.	24,913	1,380,180
IT services 5.2%
Mastercard, Inc., Class A	7,521	2,047,743
PayPal Holdings, Inc. (A)	10,679	1,178,962
Semiconductors and semiconductor equipment 3.4%
Analog Devices, Inc.	5,302	622,773
First Solar, Inc. (A)	6,731	434,082
NXP Semiconductors NV	4,512	466,496

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	3

		Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Texas Instruments, Inc.		4,813	$601,673
Software 8.4%
Adobe, Inc. (A)		3,272	977,870
Autodesk, Inc. (A)		2,413	376,838
Microsoft Corp.		22,149	3,018,242
Palo Alto Networks, Inc. (A)		3,628	821,887
Technology hardware, storage and peripherals 2.7%
Apple, Inc.		7,822	1,666,399

Materials 2.1%			1,285,111

Chemicals 2.1%
Ecolab, Inc.		3,404	686,689
International Flavors & Fragrances, Inc.		4,156	598,422

Real estate 3.5%			2,144,583

Equity real estate investment trusts 3.5%
American Tower Corp.		5,208	1,102,117
AvalonBay Communities, Inc.		2,500	521,975
HCP, Inc.		16,301	520,491

Utilities 3.1%			1,949,092

Electric utilities 0.8%
Avangrid, Inc.		10,679	539,823
Water utilities 2.3%
American Water Works Company, Inc.		12,278	1,409,269

	Yield (%)	Shares	Value
Short-term investments 1.1%			$709,407
(Cost $709,407)

Money market funds 1.1%			709,407

Federated Government Obligations Fund, Institutional Class	2.2100(B)	709,407	709,407
Total investments (Cost $50,141,468) 99.9%			$61,913,858
Other assets and liabilities, net 0.1%			58,554
Total net assets 100.0%			$61,972,412

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-19.

4	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2019, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

5

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	467Q3	07/19
This report is for the information of the shareholders of John Hancock ESG Large Cap Core Fund.		9/19